UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2554

Name of Registrant:	Vanguard Money Market Reserves

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1:	Schedule of Investments

Vanguard Federal Money Market Fund

Schedule of Investments

As of May 31, 2009

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.4%)
[2]	Federal Home Loan Bank	1.232%	6/29/09	600,000	600,000
[2]	Federal Home Loan Bank	0.200%	7/6/09	47,000	46,991
[2]	Federal Home Loan Bank	0.976%	7/6/09	386,150	385,893
[2]	Federal Home Loan Bank	0.451%	7/13/09	100,000	99,947
[2]	Federal Home Loan Bank	0.501%	7/15/09	46,700	46,671
[2]	Federal Home Loan Bank	0.200%	7/31/09	37,550	37,537
[2]	Federal Home Loan Bank	0.220%	8/5/09	200,000	199,921
[2]	Federal Home Loan Bank	0.220%	8/12/09	1,740	1,739
[2]	Federal Home Loan Bank	0.790%	8/13/09	165,000	164,935
[2]	Federal Home Loan Bank	0.210%	8/14/09	10,680	10,675
[2]	Federal Home Loan Bank	0.210%	8/21/09	450,000	449,787
[2]	Federal Home Loan Bank	0.805%–0.835%	11/18/09	386,892	385,410
[2]	Federal Home Loan Bank	0.825%	11/23/09	56,500	56,275
[2]	Federal Home Loan Bank	0.836%	12/1/09	50,000	49,789
[2]	Federal Home Loan Bank	0.376%–.401%	12/4/09	65,675	65,546
[2]	Federal Home Loan Bank	0.667%	4/1/10	75,000	74,568
[2]	Federal Home Loan Bank	0.735%	4/20/10	100,000	99,345
[2]	Federal Home Loan Mortgage Corp.	0.451%	6/1/09	50,000	50,000
[2]	Federal Home Loan Mortgage Corp.	1.410%	6/2/09	94,942	94,938
[2]	Federal Home Loan Mortgage Corp.	0.340%–0.501%	6/15/09	531,600	531,506
[2]	Federal Home Loan Mortgage Corp.	1.412%	6/23/09	150,000	149,872
[2]	Federal Home Loan Mortgage Corp.	0.441%–1.056%	6/25/09	235,000	234,865
[2]	Federal Home Loan Mortgage Corp.	0.401%	6/30/09	100,000	99,968
[2]	Federal Home Loan Mortgage Corp.	0.200%–0.652%	7/6/09	291,100	290,975

[2]	Federal Home Loan Mortgage Corp.	0.572%	7/7/09	50,000	49,971
[2]	Federal Home Loan Mortgage Corp.	1.211%	7/7/09	500,000	499,930
[2]	Federal Home Loan Mortgage Corp.	0.441%–0.461%	7/8/09	200,600	200,506
[2]	Federal Home Loan Mortgage Corp.	0.653%	7/9/09	40,975	40,947
[2]	Federal Home Loan Mortgage Corp.	0.170%	7/20/09	50,000	49,988
[2]	Federal Home Loan Mortgage Corp.	0.572%	7/27/09	150,000	149,867
[2]	Federal Home Loan Mortgage Corp.	0.200%	7/28/09	17,200	17,195
[2]	Federal Home Loan Mortgage Corp.	0.220%	8/10/09	4,100	4,098
[2]	Federal Home Loan Mortgage Corp.	0.230%	9/8/09	93,500	93,441
[2]	Federal Home Loan Mortgage Corp.	0.693%	9/14/09	200,000	199,597
[2]	Federal Home Loan Mortgage Corp.	0.612%	9/15/09	36,975	36,909
[2]	Federal Home Loan Mortgage Corp.	0.250%	9/21/09	21,100	21,084
[2]	Federal Home Loan Mortgage Corp.	0.250%	9/22/09	13,000	12,990
[2]	Federal Home Loan Mortgage Corp.	0.250%	9/23/09	31,000	30,975
[2]	Federal Home Loan Mortgage Corp.	0.270%	10/13/09	200,000	199,799
[2]	Federal Home Loan Mortgage Corp.	0.270%	10/14/09	175,000	174,823
[2]	Federal Home Loan Mortgage Corp.	0.361%	11/2/09	150,000	149,769
[2]	Federal Home Loan Mortgage Corp.	0.805%	12/7/09	24,489	24,386
[2]	Federal National Mortgage Assn.	1.767%	6/1/09	250,000	250,000
[2]	Federal National Mortgage Assn.	0.451%–0.501%	6/3/09	79,750	79,748
[2]	Federal National Mortgage Assn.	0.501%	6/8/09	15,000	14,999
[2]	Federal National Mortgage Assn.	0.451%–0.501%	6/10/09	52,390	52,384
[2]	Federal National Mortgage Assn.	0.351%–0.501%	6/17/09	146,000	145,974
[2]	Federal National Mortgage Assn.	1.310%	6/22/09	265,000	264,799
[2]	Federal National Mortgage Assn.	0.451%	7/1/09	55,069	55,048
[2]	Federal National Mortgage Assn.	0.401%–0.451%	7/2/09	60,200	60,178
[2]	Federal National Mortgage Assn.	0.160%	7/16/09	150,000	149,971

[2]	Federal National Mortgage Assn.	0.505%–0.551%	7/22/09	157,730	157,614
[2]	Federal National Mortgage Assn.	0.912%	7/28/09	200,000	199,932
[2]	Federal National Mortgage Assn.	0.531%	7/29/09	100,000	99,915
[2]	Federal National Mortgage Assn.	0.210%	8/19/09	39,382	39,364
[2]	Federal National Mortgage Assn.	0.290%	8/24/09	88,300	88,240
[2]	Federal National Mortgage Assn.	0.210%–0.602%	8/26/09	224,360	224,136
[2]	Federal National Mortgage Assn.	0.582%	9/1/09	53,500	53,421
[2]	Federal National Mortgage Assn.	0.582%	9/2/09	75,000	74,888
[2]	Federal National Mortgage Assn.	0.587%–0.592%	9/9/09	113,000	112,816
[2]	Federal National Mortgage Assn.	0.632%	9/25/09	75,000	74,848
[2]	Federal National Mortgage Assn.	0.703%–0.734%	10/16/09	120,893	120,569
[2]	Federal National Mortgage Assn.	0.300%	11/2/09	12,424	12,408
[2]	Federal National Mortgage Assn.	0.300%	11/4/09	37,500	37,451
[2]	Federal National Mortgage Assn.	0.845%	11/9/09	75,000	74,718
[2]	Federal National Mortgage Assn.	0.492%	2/22/10	60,000	59,783
[2]	Federal National Mortgage Assn.	0.573%	4/1/10	100,000	99,519
	U.S. Treasury Bill	0.210%	6/4/09	500,000	499,991
	U.S. Treasury Bill	0.240%	6/11/09	250,000	249,983
	U.S. Treasury Bill	0.225%	6/25/09	100,000	99,985
	U.S. Treasury Bill	0.195%–0.396%	8/6/09	600,000	599,750
	U.S. Treasury Bill	0.190%–0.487%	8/13/09	775,000	774,481
	U.S. Treasury Bill	0.406%	10/8/09	150,000	149,785
	U.S. Treasury Bill	0.375%	10/15/09	300,000	299,581
Total U.S. Government and Agency Obligations (Cost $11,459,707)					11,459,707
Repurchase Agreements (3.9%)
	Barclays Capital Inc. (Dated 5/29/09, Repurchase Value $53,100,000, collateralized by U.S. Treasury Note 0.875%. 2/28/11)	0.170%	6/1/09	53,099	53,099

BNP Paribas Securities Corp. (Dated 5/28/09, Repurchase Value $120,025,000, collateralized by U.S. Treasury Inflation-Indexed Bond 3.375%, 4/15/32 and U.S. Treasury Inflation-Indexed Note 1.625%-2.375%, 4/15/11-1/15/18)	0.190%	7/6/09	120,000	120,000
JPMorgan Securities Inc. (Dated 5/29/09, Repurchase Value $60,001,000, collateralized by U.S. Treasury Bill 0.000%, 6/11/09-6/25/09)	0.170%	6/1/09	60,000	60,000
RBC Capital Markets Corp. (Dated 5/29/09, Repurchase Value $45,001,000, collateralized by Federal Home Loan Bank 1.050%, 11/15/10)	0.200%	6/1/09	45,000	45,000
RBS Securities Inc. (Dated 5/28/09, Repurchase Value $40,008,000, collateralized by Federal Home Loan Mortgage Corp. 5.000%, 4/18/17 and Federal National Mortgage Assn. 4.375%-5.000%, 9/13/10-5/11/17)	0.180%	7/6/09	40,000	40,000

RBS Securities Inc. (Dated 5/29/09, Repurchase Value $37,001,000, collateralized by Federal Home Loan Mortgage Corp. 4.375%-4.625%, 10/25/12-7/17/15 and Federal National Mortgage Assn. 2.000%, 1/9/12)	0.190%	6/1/09	37,000	37,000

RBS Securities Inc. (Dated 5/28/09, Repurchase Value $40,008,000, collateralized by Federal Home Loan Mortgage Corp. 5.000%, 4/18/17 and Federal National Mortgage Assn. 4.375%-5.000%, 9/13/10-5/11/17)	0.190%	7/6/09	40,000	40,000
Societe Generale (Dated 5/29/09, Repurchase Value $53,001,000, collateralized by Federal National Mortgage Assn. 7.250%, 5/15/30)	0.190%	6/1/09	53,000	53,000
Total Repurchase Agreements (Cost $448,099)				448,099
Total Investments (103.3%) (Cost $11,907,806)				11,907,806
Other Assets and Liabilities-Net (-3.3%)				(377,417)
Net Assets (100%)				11,530,389

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

Federal Money Market Fund

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Prime Money Market Fund

Schedule of Investments

As of May 31, 2009

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (49.7%)
[2]	Federal Home Loan Bank	0.320%	6/5/09	449,000	448,984
[2]	Federal Home Loan Bank	0.320%	6/9/09	300,000	299,979
[2,3]	Federal Home Loan Bank	1.232%	6/29/09	4,640,000	4,640,000
[2,3]	Federal Home Loan Bank	0.790%	8/13/09	1,079,640	1,079,201
[2]	Federal Home Loan Bank	0.290%	8/19/09	464,500	464,291
[2]	Federal Home Loan Bank	0.240%	9/25/09	59,000	58,954
[2]	Federal Home Loan Bank	0.857%	12/14/09	300,000	298,612
[2]	Federal Home Loan Bank	0.817%	12/15/09	247,990	246,931
[2]	Federal Home Loan Bank	0.836%	12/16/09	11,625	11,573
[2]	Federal Home Loan Bank	0.857%	12/29/09	300,000	298,505
[2]	Federal Home Loan Bank	0.856%	1/19/10	153,561	152,720
[2]	Federal Home Loan Mortgage Corp.	0.450%	6/1/09	2,000,000	2,000,000
[2]	Federal Home Loan Mortgage Corp.	1.766%	6/2/09	3,000,000	2,999,926
[2,3]	Federal Home Loan Mortgage Corp.	1.211%	7/7/09	3,247,000	3,246,576
[2]	Federal Home Loan Mortgage Corp.	0.784%	12/21/09	208,818	207,899
[2]	Federal National Mortgage Assn.	1.766%	6/1/09	2,000,000	2,000,000
[2]	Federal National Mortgage Assn.	1.309%	6/22/09	800,000	799,393
[2]	Federal National Mortgage Assn.	0.150%	7/13/09	2,400,000	2,399,590
[2,3]	Federal National Mortgage Assn.	0.800%	8/13/09	3,000,000	2,999,416
[2]	Federal National Mortgage Assn.	0.230%	9/21/09	495,000	494,646
[2]	Federal National Mortgage Assn.	0.805%	11/2/09	1,500,000	1,494,867
[2]	Federal National Mortgage Assn.	0.825%	11/16/09	1,490,000	1,484,298
[2]	Federal National Mortgage Assn.	0.755%	12/1/09	1,610,800	1,603,984
[2]	Federal National Mortgage Assn.	0.846%	12/2/09	950,000	945,921
[2]	Federal National Mortgage Assn.	0.867%	12/14/09	1,635,000	1,627,345
	U.S. Treasury Bill	1.636%	6/4/09	2,200,000	2,199,839
	U.S. Treasury Bill	0.304%	6/11/09	4,000,000	3,999,733
	U.S. Treasury Bill	0.289%	6/25/09	1,500,000	1,499,775
	U.S. Treasury Bill	0.396%	8/6/09	2,508,000	2,506,746
	U.S. Treasury Bill	0.487%	8/13/09	4,000,000	3,996,107
	U.S. Treasury Bill	0.477%	8/20/09	4,000,000	3,995,822
	U.S. Treasury Bill	0.503%	8/27/09	4,000,000	3,995,215
	U.S. Treasury Bill	0.406%	10/8/09	2,000,000	1,997,133
	U.S. Treasury Bill	0.375%	10/15/09	2,500,000	2,496,506

	U.S. Treasury Bill	0.574%	11/19/09	150,000	149,597
Total U.S. Goverment and Agency Obligations (Cost $59,140,084)					59,140,084
Commercial Paper (18.6%)
Finance - Auto (1.1%)
	American Honda Finance Corp.	0.701%	6/2/09	204,500	204,496
	Toyota Motor Credit Corp.	0.751%	6/10/09	245,590	245,544
	Toyota Motor Credit Corp.	0.350%	7/6/09	390,000	389,867
	Toyota Motor Credit Corp.	0.350%	7/7/09	492,000	491,828

					1,331,735
Finance - Other (1.5%)
	General Electric Capital Corp.	0.480%	6/3/09	1,000,000	999,973
	General Electric Capital Corp.	0.350%	10/5/09	800,000	799,020

					1,798,993
Foreign Banks (8.1%)
[4]	Australia & New Zealand Banking Group, Ltd.	0.530%	9/8/09	206,570	206,269
[4]	Australia & New Zealand Banking Group, Ltd.	0.390%	9/18/09	119,000	118,859
[4]	Australia & New Zealand Banking Group, Ltd.	0.501%	10/20/09	150,000	149,706
[4]	Australia & New Zealand Banking Group, Ltd.	0.803%	10/23/09	196,500	195,871
[4]	Australia & New Zealand Banking Group, Ltd.	0.571%	11/23/09	234,000	233,426
	CBA (Delaware) Finance Inc.	0.741%	6/17/09	77,000	76,975
	CBA (Delaware) Finance Inc.	0.771%	6/18/09	164,000	163,941
	CBA (Delaware) Finance Inc.	0.605%	7/1/09	132,750	132,683
	CBA (Delaware) Finance Inc.	0.600%	7/6/09	320,000	319,813
	CBA (Delaware) Finance Inc.	0.600%	7/8/09	100,000	99,938
	CBA (Delaware) Finance Inc.	0.540%	7/21/09	166,350	166,225
	CBA (Delaware) Finance Inc.	0.330%	8/25/09	290,000	289,774
	CBA (Delaware) Finance Inc.	0.320%	8/28/09	300,000	299,765
	CBA (Delaware) Finance Inc.	0.490%	9/8/09	98,000	97,868
	CBA (Delaware) Finance Inc.	0.742%	11/9/09	27,500	27,409
	CBA (Delaware) Finance Inc.	0.461%	11/25/09	147,500	147,166
[4]	Danske Corp.	1.816%	6/23/09	150,000	149,835
[4]	Danske Corp.	0.841%	7/1/09	300,000	299,790
[4]	Danske Corp.	0.640%	7/14/09	45,050	45,016
[4]	Danske Corp.	0.701%	7/16/09	411,000	410,643

[4]	Danske Corp.	0.641%	7/17/09	255,000	254,791
[4]	Danske Corp.	0.651%	7/20/09	839,000	838,269
[4]	Danske Corp.	0.390%	8/31/09	492,000	491,515
[4]	Danske Corp.	1.105%	10/16/09	49,294	49,088
[4]	Danske Corp.	1.055%	10/26/09	200,000	199,143
[4]	Danske Corp.	0.894%	10/28/09	50,000	49,816
[4]	Danske Corp.	0.803%	11/2/09	200,000	199,316
	Nordea North America Inc.	0.310%	7/20/09	275,000	274,884
	Nordea North America Inc.	0.310%	7/21/09	217,000	216,907
	Santander Central Hispano Finance (Delaware), Inc.	1.114%	6/9/09	525,000	524,871
	Santander Central Hispano Finance (Delaware), Inc.	0.00%	7/8/09	210,000	209,817
	Santander Central Hispano Finance (Delaware), Inc.	1.043%	9/8/09	162,500	162,035
	Santander Central Hispano Finance (Delaware), Inc.	0.651%	9/18/09	121,000	120,762
	Societe Generale N.A. Inc.	1.420%	6/23/09	550,000	549,526
[4]	Straight-A Funding LLC	0.430%	8/10/09	75,000	74,937
[4]	Straight-A Funding LLC	0.430%	8/10/09	88,000	87,926
[4]	Straight-A Funding LLC	0.430%	8/10/09	50,000	49,958
[4]	Straight-A Funding LLC	0.430%	8/10/09	60,000	59,950
[4]	Westpac Banking Corp.	0.560%	7/1/09	500,000	499,767
[4]	Westpac Banking Corp.	0.550%	7/2/09	492,000	491,767
[4]	Westpac Banking Corp.	0.330%	8/21/09	134,998	134,898
[4]	Westpac Banking Corp.	0.843%	10/27/09	305,000	303,947
[4]	Westpac Banking Corp.	0.813%	11/4/09	200,000	199,298

					9,674,160
Foreign Governments (2.4%)
	Caisse D'Amortissement	0.802%	6/3/09	289,600	289,587
	Caisse D'Amortissement	0.902%	6/4/09	85,000	84,995
	Caisse D'Amortissement	0.671%	7/1/09	60,000	59,966
	Caisse D'Amortissement	0.521%	9/21/09	77,000	76,875
	Caisse D'Amortissement	0.521%	9/22/09	461,000	460,248
	Caisse D'Amortissement	0.581%	10/1/09	150,000	149,700
[4]	Electricite de France	0.600%	6/4/09	80,000	79,996
	Export Development Canada	0.450%	6/25/09	54,000	53,984
[4]	Kreditanstalt Fuer Wiederaufbau	0.330%	9/8/09	594,000	593,461
[4]	Kreditanstalt Fuer Wiederaufbau	0.330%	9/9/09	519,000	518,524
[4]	Kreditanstalt Fuer Wiederaufbau	0.310%	9/21/09	493,000	492,525

					2,859,861
Foreign Industrial (3.6%)
[4]	BP Capital Markets PLC	0.480%	6/23/09	490,500	490,356
[4]	BP Capital Markets PLC	0.480%	7/1/09	466,000	465,814
[4]	BP Capital Markets PLC	0.789%	10/19/09	25,000	24,924
[4]	Nestle Capital Corp.	0.350%	6/8/09	492,286	492,252
[4]	Nestle Capital Corp.	0.400%	7/7/09	196,000	195,922
[4]	Nestle Capital Corp.	0.703%	10/26/09	50,000	49,857
[4]	Nestle Capital Corp.	0.00%	1/19/10	393,700	391,942
[4]	Nestle Capital Corp.	0.602%	2/16/10	28,165	28,043
[4]	Nestle Capital Corp.	0.602%	2/17/10	77,000	76,665

[4]	Procter & Gamble International Funding SCA	0.400%	6/1/09	122,000	122,000
[4]	Procter & Gamble International Funding SCA	0.480%	6/2/09	44,695	44,694
[4]	Procter & Gamble International Funding SCA	0.500%	6/4/09	103,140	103,136
[4]	Procter & Gamble International Funding SCA	0.350%	6/5/09	201,700	201,690
[4]	Procter & Gamble International Funding SCA	0.350%	6/8/09	49,000	48,997
[4]	Procter & Gamble International Funding SCA	0.500%	6/16/09	166,890	166,856
[4]	Procter & Gamble International Funding SCA	0.500%	7/1/09	41,500	41,483
[4]	Shell International Finance BV	1.918%	6/1/09	98,000	98,000
[4]	Total Capital Canada, Ltd.	0.621%	7/8/09	86,000	85,945
[4]	Total Capital Canada, Ltd.	0.500%	7/14/09	76,500	76,454
[4]	Total Capital Canada, Ltd.	0.400%	8/13/09	64,000	63,948
[4]	Total Capital Canada, Ltd.	0.300%	8/27/09	282,000	281,796
[4]	Total Capital SA	0.390%	6/12/09	674,000	673,920

					4,224,694
Industrial (1.9%)
	Chevron Corp.	0.220%	7/2/09	98,000	97,981
	Chevron Corp.	0.220%	7/6/09	102,000	101,978
	General Electric Co.	0.450%	6/19/09	350,000	349,921
	General Electric Co.	0.450%	6/22/09	150,000	149,961
[4]	Johnson & Johnson	0.350%	6/10/09	49,000	48,996
[4]	Johnson & Johnson	0.380%	6/16/09	96,000	95,985
[4]	Johnson & Johnson	0.350%	6/29/09	58,000	57,984
	Merck & Co. Inc.	0.200%	7/6/09	101,390	101,370
[4]	Microsoft Corp.	0.350%	6/22/09	50,000	49,990
[4]	Pfizer Inc.	0.350%	6/8/09	245,265	245,248
[4]	Pfizer Inc.	0.360%	6/9/09	135,500	135,489
[4]	Pfizer Inc.	0.360%	6/10/09	248,000	247,978
[4]	Pfizer Inc.	0.360%	6/12/09	75,995	75,987
[4]	Procter & Gamble Co.	0.440%	6/1/09	98,000	98,000
[4]	Procter & Gamble Co.	0.440%	6/3/09	98,000	97,998
[4]	Procter & Gamble Co.	0.370%	6/15/09	269,530	269,491

					2,224,357
Total Commercial Paper (Cost $22,113,800)					22,113,800
Certificates of Deposit (34.1%)
Domestic Banks (2.1%)
	Bank of America, NA	0.400%	8/26/09	490,000	490,000
	State Street Bank & Trust Co.	0.900%	7/6/09	243,000	243,000
	State Street Bank & Trust Co.	0.900%	7/7/09	257,000	257,000
	State Street Bank & Trust Co.	0.650%	7/27/09	350,000	350,000
	State Street Bank & Trust Co.	0.480%	8/10/09	150,000	150,000

State Street Bank & Trust Co.	0.500%	8/10/09	500,000	500,000
US Bank NA	0.750%	6/24/09	491,000	491,000

				2,481,000
Eurodollar Certificates of Deposit (9.8%)
Australia & New Zealand Banking Group, Ltd.	0.500%	7/27/09	246,000	246,000
Australia & New Zealand Banking Group, Ltd.	0.500%	7/30/09	248,000	248,000
Australia & New Zealand Banking Group, Ltd.	0.800%	10/30/09	100,000	100,000
Australia & New Zealand Banking Group, Ltd.	0.600%	11/16/09	497,000	497,000
Banco Bilbao Vizcaya Argentaria, SA	1.000%	11/9/09	200,000	200,000
Bank of Nova Scotia	0.500%	7/29/09	130,000	130,000
Commonwealth Bank of Australia	0.800%	6/16/09	500,000	500,000
Commonwealth Bank of Australia	0.900%	10/29/09	250,000	250,000
Credit Agricole S.A.	0.400%	7/1/09	250,000	250,000
Credit Agricole S.A.	0.850%	7/15/09	500,000	500,000
Credit Agricole S.A.	0.500%	8/3/09	750,000	750,000
Credit Agricole S.A.	0.500%	10/26/09	500,000	500,000
Credit Agricole S.A.	0.600%	11/19/09	500,000	500,000
Credit Agricole S.A.	0.650%	12/2/09	500,000	500,000
HSBC Bank PLC	0.500%	7/29/09	75,000	75,000
HSBC Bank PLC	0.450%	8/3/09	500,000	500,000
HSBC Bank PLC	0.380%	8/20/09	500,000	500,000
ING Bank N.V.	0.410%	7/20/09	500,000	500,000
ING Bank N.V.	0.550%	8/19/09	1,000,000	1,000,000
ING Bank N.V.	0.470%	8/28/09	500,000	500,000
Lloyds TSB Bank PLC	1.400%	7/15/09	197,000	197,035
National Australia Bank Ltd.	0.750%	6/17/09	500,000	500,000
National Australia Bank Ltd.	0.600%	7/2/09	300,000	300,000
National Australia Bank Ltd.	0.630%	7/8/09	295,000	295,000
National Australia Bank Ltd.	1.000%	10/21/09	300,000	300,000
National Australia Bank Ltd.	1.000%	11/5/09	300,000	300,000
National Australia Bank Ltd.	1.010%	11/5/09	98,000	98,005
National Australia Bank Ltd.	0.800%	11/9/09	200,000	200,000
Societe Generale	0.800%	7/1/09	750,000	750,000
Societe Generale	0.970%	11/2/09	300,000	300,000
Societe Generale	0.940%	11/6/09	200,000	200,000

				11,686,040
Yankee Certificates of Deposit (22.2%)
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	1.720%	6/22/09	500,000	500,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	0.810%	7/15/09	500,000	500,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	0.605%	7/28/09	110,000	110,000

Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	0.400%	8/31/09	500,000	500,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	1.110%	10/30/09	100,000	100,013
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	1.080%	11/4/09	300,000	300,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	1.010%	11/6/09	295,000	295,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	0.650%	12/1/09	49,000	49,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	0.700%	12/2/09	445,000	445,000
Bank of Montreal (Chicago Branch)	0.380%	6/23/09	325,000	325,000
Bank of Montreal (Chicago Branch)	0.600%	7/9/09	919,000	919,000
Bank of Montreal (Chicago Branch)	0.320%	9/1/09	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.440%	6/22/09	208,000	208,000
Bank of Nova Scotia (Houston Branch)	0.450%	6/22/09	210,000	210,000
Bank of Nova Scotia (Houston Branch)	0.750%	7/13/09	196,000	196,000
Bank of Nova Scotia (Houston Branch)	0.520%	7/22/09	210,000	210,000
Bank of Nova Scotia (Houston Branch)	0.530%	7/22/09	250,000	250,000
Bank of Nova Scotia (Houston Branch)	0.850%	10/27/09	295,000	295,000
Bank of Nova Scotia (Houston Branch)	0.780%	11/2/09	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.460%	11/23/09	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.470%	12/1/09	500,000	500,000
Barclays Bank PLC (New York Branch)	2.100%	6/16/09	800,000	800,000
Barclays Bank PLC (New York Branch)	1.790%	6/19/09	500,000	500,000
BNP Paribas (New York Branch)	0.750%	7/8/09	500,000	500,000
BNP Paribas (New York Branch)	0.740%	7/13/09	500,000	500,000
BNP Paribas (New York Branch)	0.550%	8/10/09	200,000	200,000
BNP Paribas (New York Branch)	0.920%	10/28/09	300,000	300,000
BNP Paribas (New York Branch)	0.870%	11/5/09	500,000	500,000

BNP Paribas (New York Branch)	0.840%	11/6/09	500,000	500,000
Dexia Credit Local SA (New York Branch)	1.000%	7/6/09	406,000	406,000
Dexia Credit Local SA (New York Branch)	1.150%	8/4/09	406,000	406,000
Lloyds TSB Bank PLC (New York Branch)	2.380%	6/11/09	71,000	71,013
Lloyds TSB Bank PLC (New York Branch)	1.260%	6/15/09	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	1.050%	7/16/09	181,960	181,960
Lloyds TSB Bank PLC (New York Branch)	1.040%	7/21/09	150,000	150,000
Lloyds TSB Bank PLC (New York Branch)	1.020%	7/27/09	400,000	400,000
Lloyds TSB Bank PLC (New York Branch)	0.610%	8/31/09	500,000	500,000
National Australia Bank Ltd. (New York Branch)	0.325%	8/27/09	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	2.510%	6/5/09	100,000	100,011
Nordea Bank Finland PLC (New York Branch)	0.450%	9/1/09	300,000	300,000
Nordea Bank Finland PLC (New York Branch)	0.410%	9/8/09	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.510%	9/29/09	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.470%	10/5/09	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	1.300%	10/13/09	105,345	105,559
Nordea Bank Finland PLC (New York Branch)	0.590%	10/29/09	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.530%	11/5/09	200,000	200,000
Rabobank Nederland NV (New York Branch)	0.800%	7/15/09	1,000,000	1,000,000
Rabobank Nederland NV (New York Branch)	0.800%	7/28/09	480,000	480,000
Rabobank Nederland NV (New York Branch)	0.350%	8/31/09	500,000	500,000
Rabobank Nederland NV (New York Branch)	0.750%	11/5/09	600,000	600,000
Rabobank Nederland NV (New York Branch)	0.700%	11/9/09	420,000	420,000
Royal Bank of Canada (New York Branch)	0.700%	6/10/09	1,355,000	1,355,000
Royal Bank of Scotland PLC (Connecticut Branch)	1.200%	7/17/09	250,000	250,000
Royal Bank of Scotland PLC (Connecticut Branch)	1.200%	7/20/09	258,000	258,000
Royal Bank of Scotland PLC (Connecticut Branch)	0.660%	9/1/09	500,000	500,000

Royal Bank of Scotland PLC (New York Branch)	1.400%	6/15/09	492,000	492,000
Royal Bank of Scotland PLC (New York Branch)	1.000%	8/6/09	500,000	500,000
Societe Generale (New York Branch)	1.600%	6/17/09	200,000	200,000
Svenska Handelsbanken (New York Branch)	0.900%	6/16/09	500,000	500,000
Svenska Handelsbanken (New York Branch)	0.600%	7/24/09	340,000	340,000
Svenska Handelsbanken (New York Branch)	0.570%	7/29/09	495,000	495,000
Svenska Handelsbanken (New York Branch)	0.550%	8/5/09	165,000	165,000
Toronto Dominion Bank (New York Branch)	2.150%	6/15/09	300,000	300,000
Toronto Dominion Bank (New York Branch)	2.150%	6/15/09	200,000	200,000
Toronto Dominion Bank (New York Branch)	2.420%	6/15/09	100,000	100,035
Toronto Dominion Bank (New York Branch)	0.800%	7/16/09	491,000	491,000
Toronto Dominion Bank (New York Branch)	0.550%	11/2/09	300,000	300,000
Toronto Dominion Bank (New York Branch)	0.500%	11/20/09	210,000	210,000
Toronto Dominion Bank (New York Branch)	0.500%	11/23/09	99,000	99,000
Toronto Dominion Bank (New York Branch)	0.550%	11/30/09	246,000	246,000
Westpac Banking Corp. (New York Branch)	1.500%	6/23/09	500,000	500,000

				26,333,591
Total Certificates of Deposit (Cost $40,500,631)				40,500,631
Repurchase Agreements (2.2%)
Barclays Capital Inc. (Dated 5/29/09, Repurchase Value $50,001,000, Collateralized by U.S. Treasury Note 0.875%, 2/28/11)	0.170%	6/1/09	50,000	50,000
BNP Paribas Securities Corp. (Dated 5/28/09, Repurchase Value $1,356,279,000, Collateralized by U.S. Treasury Inflation Adjusted Bond 2.000%-2.375%, 1/15/25-1/15/26 and U.S. Treasury Inflation Adjusted Note 2.000%, 4/15/12-1/15/16)	0.190%	7/6/09	1,356,000	1,356,000

JPMorgan Securities Inc. (Dated 5/29/09, Repurchase Value $75,001,000, collateralized by U.S. Treasury Note 1.125%, 1/15/12)	0.170%	6/1/09	75,000	75,000
RBC Capital Markets Corp. (Dated 5/29/09, Repurchase Value $62,001,000 Federal Home Loan Bank 4.625%, 10/10/12 and Federal National Mortgage Assn. 5.250%, 9/15/16)	0.200%	6/1/09	62,000	62,000
RBS Securities Inc. (Dated 5/28/09, Repurchase Value $452,088,000, collateralized by Federal Farm Credit Bank 3.750%-6.900%, 7/7/09-12/16/15, Federal Home Loan Bank 0.800%-7.625%, 6/3/09-12/9/22, Federal Home Loan Mortgage Corp. 1.450%-7.000%, 6/11/09-7/15/32, Federal National Mortgage Assn. 1.750%-7.250%, 6/15/09-7/15/37, and Federal National Mortgage Assn. Discount Note, 8/3/09)	0.180%	7/6/09	452,000	452,000
RBS Securities Inc. (Dated 5/28/09, Repurchase Value $452,093,000, collateralized by Federal Farm Credit Bank 3.750%-6.900%, 7/7/09-12/16/15, Federal Home Loan Bank 0.800%-7.625%, 6/3/09-12/9/22, Federal Home Loan Mortgage Corp. 1.450%-7.000%, 6/11/09-7/15/32, Federal National Mortgage Assn. 1.750%-7.250%, 6/15/09-7/15/37, and Federal National Mortgage Assn. Discount Note, 8/3/09)	0.190%	7/6/09	452,000	452,000

RBS Securities Inc. (Dated 5/29/09, Repurchase Value $47,001,000, collateralized by Federal Home Loan Mortgage Corp. 4.875% 6/13/18 and Federal National Mortgage Assn. 2.000%-5.625%, 1/9/12-7/15/37)	0.190%	6/1/09	47,000	47,000

	Societe Generale (Dated 5/29/09, Repurchase Value $45,492,000, collateralized by U.S. Treasury Bond 6.875%-11.250%, 2/15/15-8/15/25 and U.S. Treasury Note 1.500%, 12/31/13)	0.160%	6/1/09	45,491	45,491
	Societe Generale (Dated 5/29/09, Repurchase Value $66,001,000, collateralized by Federal Home Loan Mortgage Corp. 5.500%, 8/20/12 and Federal National Mortgage Assn. 6.625%-7.125, 6/15/10-11/15/30)	0.190%	6/1/09	66,000	66,000
Total Repurchase Agreements (Cost $2,605,491)					2,605,491
				Shares
Money Market Fund (0.3%)
[5]	Vanguard Municipal Cash Management Fund Cost ($388,179)	0.374%		388,179,000	388,179

				Face Amount ($000)
Corporate Bonds (0.1%)
Industrial (0.1%)
	Consumer Noncyclical (0.1%)
[3]	Procter & Gamble Co. (Cost $81,147)	1.314%	6/9/09	81,000	81,147
Total Investments (105.0%) (Cost $124,829,332)					124,829,332
Other Assets and Liabilities-Net (-5.0%)					(5,962,659)
Net Assets (100%)					118,866,673

1		Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2		The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3		Adjustable-rate security.
4

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At May 31, 2009, the aggregate value of these securities was $13,126,147,000, representing 11.0% of net assets.

5		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	388,179
Level 2- Other significant observable inputs	124,441,153
Level 3- Significant unobservable inputs	-
Total	124,829,332

The majority of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

VANGUARD MONEY MARKET RESERVES
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 15, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.